Operating Revenue - Disaggregation of Operating Revenue (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of products and services [line items]
Revenue from telecommunication services	¥ 670,907	¥ 668,351	¥ 623,422
Revenue from sales of products and others	65,912	72,163	84,999
Operating revenue	736,819	740,514	708,421
Voice services [member]
Disclosure of products and services [line items]
Revenue from telecommunication services	108,083	156,918	209,949
Data services [member]
Disclosure of products and services [line items]
Revenue from telecommunication services	542,083	493,350	394,937
Others [member]
Disclosure of products and services [line items]
Revenue from telecommunication services	¥ 20,741	¥ 18,083	¥ 18,536